33. Operating Costs and Expenses (Details 8) - Rental of wind farm lands R$ in Thousands	Dec. 31, 2017 BRL (R$)
DisclosureOfCommitmentsFromNoncancelableLeasesAndRentsLineItems [Line Items]
Commitments from non-cancelable leases and rents	R$ 217,064
Less than 1 year
DisclosureOfCommitmentsFromNoncancelableLeasesAndRentsLineItems [Line Items]
Commitments from non-cancelable leases and rents	4,600
1 to 5 years
DisclosureOfCommitmentsFromNoncancelableLeasesAndRentsLineItems [Line Items]
Commitments from non-cancelable leases and rents	29,323
Over 5 years
DisclosureOfCommitmentsFromNoncancelableLeasesAndRentsLineItems [Line Items]
Commitments from non-cancelable leases and rents	R$ 183,141